Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	Miller/Howard Funds Trust
Central Index Key	0001657267
Amendment Flag	false
Document Creation Date	Jun. 30, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Dec. 31, 2015
Miller/Howard Income-Equity Fund | Adviser Class Shares
Prospectus:
Trading Symbol	MHIDX
Miller/Howard Income-Equity Fund | Class I Shares
Prospectus:
Trading Symbol	MHIEX